Asset Under Development	9 Months Ended
Sep. 30, 2018
Extractive Industries [Abstract]
Asset Under Development
ASSET UNDER DEVELOPMENT

(in thousands of $)	December 31, 2017
Purchase price installments	962,709
Interest costs capitalized	116,416
Other costs capitalized	98,364
1,177,489

In May 2014, we entered into agreements for the conversion of the Hilli to a FLNG vessel. The primary contract was entered into with Keppel Shipyard Limited ("Keppel"). The Hilli was delivered to Keppel in Singapore in September 2014 for the commencement of her conversion. On completion of the Hilli FLNG conversion and commissioning, we reclassified the total balance to "Vessels and equipment, net" in our consolidated balance sheet as of September 30, 2018.